13. Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2020
Regulatory Matters
Bank's actual capital amounts and ratios
(Dollars in thousands)
	Actual		Minimum Regulatory Capital Ratio		Minimum Ratio plus Capital Conservation Buffer
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2020:

Total Capital (to Risk-Weighted Assets)
Consolidated	$159,407	16.07%	79,372	8.00%	N/A	N/A
Bank	$157,106	15.85%	79,283	8.00%	104,059	10.50%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$149,499	15.07%	59,529	6.00%	N/A	N/A
Bank	$147,198	14.85%	59,462	6.00%	84,238	8.50%
Tier 1 Capital (to Average Assets)
Consolidated	$149,499	10.24%	58,378	4.00%	N/A	N/A
Bank	$147,198	10.04%	58,662	4.00%	58,662	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	$134,499	13.56%	44,647	4.50%	N/A	N/A
Bank	$147,198	14.85%	44,597	4.50%	69,373	7.00%

(Dollars in thousands)
	Actual		Minimum Regulatory Capital Ratio		Minimum Ratio plus Capital Conservation Buffer
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2019:

Total Capital (to Risk-Weighted Assets)
Consolidated	$152,156	16.08%	75,710	8.00%	N/A	N/A
Bank	$149,266	15.79%	75,602	8.00%	99,228	10.50%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$145,476	15.37%	56,783	6.00%	N/A	N/A
Bank	$142,586	15.09%	56,702	6.00%	80,328	8.50%
Tier 1 Capital (to Average Assets)
Consolidated	$145,476	11.91%	48,872	4.00%	N/A	N/A
Bank	$142,586	11.61%	49,106	4.00%	49,106	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	$130,476	13.79%	42,587	4.50%	N/A	N/A
Bank	$142,586	15.09%	42,526	4.50%	66,152	7.00%